COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating leases
2014	94,086
2015	79,899
2016	52,996
2017	27,458
2018	17,672
Thereafter	88,357
Total	360,468
Rent expense	173,342	192,315	131,595
Maximum
Operating leases
Lease term	10 years